Stockholders' Equity (Details) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	4,478,000	4,843,139
Common stock, shares outstanding	4,478,000	4,843,139
Common shares subject to possible redemption	17,000,000	16,634,861
Warrant for redemption, description	Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Price per share (in Dollars per share)	$ 12.00	$ 9.95
Sale price of common stock (in Dollars per share)	$ 10.00	$ 12.00